Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, plant, and equipment, net
Property, plant and equipment, net, as of December 31, 2012 and 2011 were as follows:

		December 31,
	Useful Life	2012	2011
		(in thousands)
Land		$2,254	$41
Construction in progress		5,053	3,380
Buildings and improvements	4 to 40	1,432	1,490
Processing and treating plants	8 to 40	98,106	49,396
Pipelines	5 to 40	163,447	146,788
Compressors	4 to 20	8,957	7,437
Equipment	8 to 20	4,785	1,198
Computer software	5	1,950	1,500
Total property, plant and equipment		285,984	211,230
Accumulated depreciation		(62,165)	(40,999)
Property, plant and equipment, net		$223,819	$170,231